ADVANCED SERIES TRUST

AST Legg Mason Diversified Growth Portfolio

Supplement dated June 14, 2016 to the

Currently Effective Summary Prospectus

This supplement should be read in conjunction with the Summary Prospectus (the Summary Prospectus) for the AST Legg Mason Diversified Growth Portfolio (the Portfolio) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Summary Prospectus.

Effective June 14, 2016, Adam Petryk, CFA, will replace Y. Wayne Lin and become co-portfolio manager responsible for the day-to-day management of the Portfolio with Thomas Picciochi, CAIA, Ellen Tesler, Stephen A. Lanzendorf, CFA, Joseph S. Giroux, Luke Manley, CFA and Austin M. Kairnes III.

To reflect this change, the Summary Prospectus for the Portfolio is hereby revised as follows, effective June 14, 2016:

                    I.            All references and information pertaining to Y. Wayne Lin are hereby deleted.

                 II.            The following table hereby replaces the table in the Summary Prospectus entitled “Management of the Portfolio”:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	QS Investors, LLC	Thomas Picciochi, CAIA	Portfolio Manager and Head of Multi-Asset Portfolio Management Implementation	November 2014
		Ellen Tesler	Portfolio Manager and Member of Multi-Asset Portfolio Management Implementation	November 2014
		Adam Petryk, CFA	Portfolio Manager and Head of Multi-Asset and Solutions	June 2016
		Stephen A. Lanzendorf, CFA	Portfolio Manager and Head of Active Equity Portfolio Management Strategy	November 2014
		Joseph S. Giroux	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
		Luke Manley, CFA	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
		Austin M. Kairnes III	Portfolio Manager and Member of Active Equity Portfolio Management Strategy Team	November 2014
	Brandywine Global Investment Management, LLC			November 2014
	ClearBridge Investments, LLC			November 2014
	Western Asset Management Company/ Western Asset Management Company Limited			November 2014

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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